Balance Sheet Components - Schedule of Acrcued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Accrued professional service fees	$ 2,029	$ 2,024
Accrued sales and marketing costs	1,601	574
Accrued research and development costs	1,546	459
Accrued tax payable	1,452	0
Accrued others	780	79
Accrued expenses	$ 7,408	$ 3,136